Material accounting policies - Schedule of Intangible Assets with Indefinite Useful Life (Details)	12 Months Ended
Dec. 31, 2023
Acquired patents, know-how and in-process research & development | Bottom of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	5 years
Acquired patents, know-how and in-process research & development | Top of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	20 years
ERP management reporting software system | Bottom of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	5 years
ERP management reporting software system | Top of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	10 years
Acquired customer contracts and relationships | Bottom of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	7 years
Acquired customer contracts and relationships | Top of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	10 years
Acquired non-compete agreements | Bottom of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	1 year
Acquired non-compete agreements | Top of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	3 years
Domain names
Disclosure of joint ventures [line items]
Estimated useful life (in years)	15 years
Acquired trademarks and service marks
Disclosure of joint ventures [line items]
Estimated useful life (in years)	15 years
Internally generated fuel cell intangible assets | Bottom of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	3 years
Internally generated fuel cell intangible assets | Top of range
Disclosure of joint ventures [line items]
Estimated useful life (in years)	5 years